UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22779

Nuveen Intermediate Duration Quality Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
	August 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.1% (2.3% of Total Investments)
$ 2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue	9/22 at 100.00	AA	$ 2,638,200
	Bonds, Tender Option Bond Trust 2013-2W, 22.422%, 9/01/26 (IF) (4)
2,500	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	10/13 at 100.00	A	2,307,000
	4/01/22 – NPFG Insured
4,500	Total Alabama			4,945,200
	Arizona – 2.2% (1.7% of Total Investments)
455	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	413,759
	Campus Project, Series 2006, 5.100%, 10/01/22
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital,
	Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	BBB+	998,736
1,065	5.000%, 2/01/26	2/23 at 100.00	BBB+	1,067,460
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	BBB+	1,091,490
	5.000%, 7/01/19
3,485	Total Arizona			3,571,445
	California – 17.6% (13.4% of Total Investments)
1,000	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp	8/14 at 100.00	A+	1,039,410
	HealthCare, Series 2009B, 6.375%, 8/01/34
3,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds,	10/23 at 100.00	AA–	3,146,490
	Series 2013A, 5.000%, 10/01/27 – AGM Insured
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	609,190
415	5.000%, 10/01/21	No Opt. Call	Baa1	442,531
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/14 at 100.00	A	2,847,030
	1995A, 5.000%, 1/01/35 – NPFG Insured
5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	No Opt. Call	BBB–	1,358,450
	Bonds, Series 1999, 0.000%, 1/15/33
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	2,208,510
	Bonds, Series 2007A-1, 5.000%, 6/01/33
	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax
	Allocation Bonds, Series 2007A:
1,350	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	1,448,469
660	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	615,417
1,265	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	No Opt. Call	BBB	1,279,737
	Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007:
1,460	5.000%, 6/01/21	6/17 at 100.00	B	1,346,529
1,170	4.625%, 6/01/21	6/17 at 100.00	B	1,052,474
	Jurupa, California, Community Services District, Community Facilities District 31 Eastvale
	Area Special Tax Bonds Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	134,699
305	4.000%, 9/01/26	9/22 at 100.00	N/R	267,821
250	4.000%, 9/01/27	9/22 at 100.00	N/R	216,813
	Monrovia Redevelopment Agency, California, Central Project Area 1 Subordinate Tax Allocation
	Refunding Bonds, Series 2012:
335	4.000%, 8/01/14	No Opt. Call	BBB–	343,476
695	4.000%, 8/01/15	No Opt. Call	BBB–	724,850
760	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	776,788
	5.250%, 11/01/21
1,820	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	No Opt. Call	N/R	1,833,122
	Senior Series 2013A , 5.000%, 9/01/22
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A,	No Opt. Call	A–	105,903
	0.000%, 10/01/26
490	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities	No Opt. Call	N/R	499,080
	Project, Series 2007, 5.100%, 6/01/17
	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding
	Bonds Series 2013:
200	5.000%, 9/01/14	No Opt. Call	N/R	207,566
395	5.000%, 9/01/15	No Opt. Call	N/R	420,884
340	5.000%, 9/01/17	No Opt. Call	N/R	369,345
155	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/14 at 100.00	A	147,628
	Refunding Bonds, Series 1997A, 5.250%, 1/15/30 – NPFG Insured
1,080	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/15 at 100.00	A	1,134,011
	Project, Series 2005A, 5.000%, 8/01/17 – NPFG Insured
2,865	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	3,064,576
925	Washington Township Health Care District, California, Revenue Bonds, Series 2009A,	7/19 at 100.00	Baa1	971,010
	6.000%, 7/01/29
32,830	Total California			28,611,809
	Colorado – 3.2% (2.4% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue
	Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
280	4.000%, 6/01/18	No Opt. Call	A	295,235
310	4.000%, 6/01/20	No Opt. Call	A	320,038
200	5.000%, 6/01/21	No Opt. Call	A	214,406
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 3316:
100	22.398%, 9/01/22 (IF) (4)	No Opt. Call	Aa2	155,255
300	22.398%, 3/01/23 (IF) (4)	No Opt. Call	Aa2	437,985
430	22.347%, 3/01/24 (IF) (4)	No Opt. Call	Aa2	586,800
725	22.398%, 3/01/25 (IF) (4)	No Opt. Call	Aa2	926,441
200	22.398%, 9/01/25 (IF) (4)	No Opt. Call	Aa2	241,170
200	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	201,094
	Senior Lien Series 2006, 4.500%, 12/01/25 – SYNCORA GTY Insured
340	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 –	No Opt. Call	A	239,561
	NPFG Insured
1,535	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	BBB–	1,625,350
	Improvement Bonds, Series 2008, 5.625%, 12/01/20
4,620	Total Colorado			5,243,335
	Florida – 9.2% (7.0% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	455,011
150	5.000%, 11/15/23	No Opt. Call	BBB	155,562
515	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	No Opt. Call	N/R	488,910
	Project, Series 2013A, 5.500%, 11/01/23
1,270	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	No Opt. Call	AA–	1,358,798
	Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (Alternative Minimum Tax)
485	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	495,282
	LLC Project, Series 2010A, 5.350%, 7/01/29
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	1,917,560
	Refunding Series 2013A, 4.500%, 6/01/23
2,960	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2012A,	No Opt. Call	A2	3,109,835
	5.000%, 10/01/26
955	Fontainebleau Lakes Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	978,035
	Assessment Revenue Bonds, Series 2007B, 6.000%, 5/01/15
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
2,535	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	2,296,482
500	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	427,570
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	No Opt. Call	BBB+	1,486,240
	Series 2013A, 5.000%, 11/01/22
250	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB–	265,028
1,630	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	1,467,864
	Refunding Series 2013, 4.000%, 5/01/23
15,070	Total Florida			14,902,177
	Georgia – 2.5% (1.9% of Total Investments)
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center,	No Opt. Call	A2	2,196,520
	Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16
1,000	Georgia State, General Obligation Bonds, Series 2013D, 5.000%, 2/01/24	2/23 at 100.00	AAA	1,156,130
967	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2, 3.930%, 7/01/26	1/14 at 100.00	N/R	719,601
3,967	Total Georgia			4,072,251
	Idaho – 0.6% (0.5% of Total Investments)
1,000	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	1,008,180
	Hospital, Series 2006, 5.250%, 9/01/20
	Illinois – 9.6% (7.3% of Total Investments)
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2013-2A,	11/22 at 100.00	AA	2,905,500
	17.998%, 11/15/25 (IF)
1,500	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	1,499,895
	Redevelopment Project, Series 2008, 6.550%, 1/01/20
1,000	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB+	1,011,890
	Series 2007, 5.000%, 12/01/26
1,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	2/15 at 100.00	BB–	1,423,665
	5.375%, 2/15/25
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	2,675,524
	2006A, 5.000%, 4/01/24
250	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	247,725
	5.500%, 5/15/26
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	A–	5,104,946
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA–	673,920
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
15,430	Total Illinois			15,543,065
	Indiana – 1.4% (1.1% of Total Investments)
1,180	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	BB–	1,077,670
	Project, Series 2013A, 6.000%, 3/01/33
1,145	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB	1,210,609
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
2,325	Total Indiana			2,288,279
	Iowa – 3.6% (2.8% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,004,470
	5.500%, 7/01/25
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,881,900
	Project, Series 2013, 5.000%, 12/01/19
1,405	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/13 at 100.00	BB	1,380,089
	College, Series 2005A, 5.000%, 10/01/22
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	1,642,860
	5.600%,6/01/34
6,405	Total Iowa			5,909,319
	Kentucky – 0.9% (0.7% of Total Investments)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,
	Louisville Arena Authority, Inc., Series 2008-A1:
1,320	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	1,354,571
115	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA–	117,558
1,435	Total Kentucky			1,472,129
	Louisiana – 1.2% (0.9% of Total Investments)
500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	520,220
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,400	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana	1/14 at 100.00	N/R	1,389,234
	Pellets Inc Project, Series 2013A, 9.750%, 8/01/14 (Alternative Minimum Tax)
1,900	Total Louisiana			1,909,454
	Maine – 0.6% (0.5% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	980,820
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maryland – 1.0% (0.8% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial
	Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	Baa1	217,852
275	5.000%, 7/01/22	No Opt. Call	Baa1	299,131
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,157,510
	Series 2011A, 5.000%, 9/15/22
1,470	Total Maryland			1,674,493
	Massachusetts – 3.0% (2.3% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Boston Medical Center Issue, Series	No Opt. Call	BBB+	955,150
	2012C, 5.000%, 7/01/29
250	Massachusetts Development Finance Agency, First Mortgage Revenue Bonds, Brookhaven at	9/13 at 100.00	A	233,900
	Lexington Project, Series 2005A, 5.000%, 3/01/35 – RAAI Insured
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Covanta Energy	No Opt. Call	BB+	851,740
	Project, Series 2012A, 4.875%, 11/01/27 (Alternative Minimum Tax)
1,770	Massachusetts Development Finance Authority, Revenue Bonds, Eastern Nazarene College, Series	10/13 at 100.00	BB+	1,767,575
	1999, 5.625%, 4/01/19
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.000%, 1/01/21 – AMBAC Insured	1/14 at 100.00	N/R	134,585
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/14 at 100.00	N/R	894,610
5,160	Total Massachusetts			4,837,560
	Michigan – 10.5% (8.0% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	816,800
	Bond Trust 3308, 23.153%, 11/01/26 – AGM Insured (IF) (4)
810	Detroit, Michigan, General Obligation Bonds, Refunding Series 2005C, 5.000%, 4/01/15 –	No Opt. Call	AA–	802,184
	AGM Insured (9)
400	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/25 – AGM Insured (9)	No Opt. Call	AA–	349,472
500	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	437,345
	7/01/35 – NPFG Insured
370	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Remarketed Series	7/17 at 100.00	AA–	363,014
	1998A, 5.250%, 7/01/23 – AGC Insured
2,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2004A, 5.250%,	No Opt. Call	AA–	2,503,675
	7/01/19 – AGM Insured
	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B:
50	5.000%, 7/01/33 – NPFG Insured	7/16 at 100.00	A	44,031
60	5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	A	52,837
1,260	5.000%, 7/01/36 – FGIC Insured	7/16 at 100.00	A	1,098,695
735	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	1/14 at 100.00	A	645,014
	7/01/34 – NPFG Insured
250	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%,	7/16 at 100.00	AA–	220,200
	7/01/34 – AGM Insured
290	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA–	257,218
	5.000%, 7/01/33 – AGM Insured
	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A:
250	5.000%, 7/01/27 – NPFG Insured	1/14 at 100.00	A	229,568
565	5.000%, 7/01/34 – NPFG Insured	1/14 at 100.00	A	495,827
440	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2006D, 5.000%,	No Opt. Call	A	387,473
	7/01/33 – NPFG Insured
10	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA–	8,963
	5.000%, 7/01/32 – AGM Insured
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	Ba1	685,850
	Center, Series 2013A, 5.000%, 7/01/23
2,020	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Crittenton Hospital Medical	No Opt. Call	A–	1,687,003
	Center, Series 2012A, 4.125%, 6/01/32
250	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB	247,310
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
1,405	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	No Opt. Call	Aa2	1,606,140
	Trust 4286, 22.498%, 12/01/18 (IF) (4)
2,900	Taylor Brownfield Redevelopment Authority, Wayne County, Michigan, Tax Increment Bonds, Series	5/15 at 100.00	A	2,530,366
	2005A, 5.000%, 5/01/29 – NPFG Insured
500	Troy Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Development &	11/13 at 100.00	A	500,580
	Refunding Series 2001, 5.500%, 11/01/15 – NPFG Insured
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	1,053,750
	Refunding Series 2010C, 5.000%, 12/01/14
18,295	Total Michigan			17,023,315
	Minnesota – 1.7% (1.3% of Total Investments)
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project,	No Opt. Call	A–	844,290
	Series 2013, 5.000%, 7/01/20
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul
	Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BBB–	188,145
100	3.700%, 3/01/22	No Opt. Call	BBB–	90,432
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd
	Lutheran Home, Refunding Series 2013:
610	5.000%, 1/01/17	No Opt. Call	N/R	630,478
500	5.000%, 1/01/18	No Opt. Call	N/R	516,480
500	5.000%, 1/01/19	No Opt. Call	N/R	513,860
2,665	Total Minnesota			2,783,685
	Mississippi – 2.4% (1.8% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.398%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,184,920
1,000	22.398%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,417,550
200	22.398%, 1/01/20 (IF) (4)	No Opt. Call	AA–	269,510
1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional	12/16 at 100.00	BBB	1,029,830
	Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21
3,000	Total Mississippi			3,901,810
	Missouri – 1.0% (0.8% of Total Investments)
750	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds,	11/20 at 100.00	N/R	672,053
	Phoenix Center II Community Improvement District Project, Series 2013A, 4.000%, 11/01/25
1,000	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/14 at 102.00	N/R	1,012,170
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
1,750	Total Missouri			1,684,223
	Nebraska – 1.8% (1.3% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	2,831,130
	5.000%, 9/01/32
	New Jersey – 10.8% (8.2% of Total Investments)
	Atlantic City, New Jersey, General Obligation Bonds, Tax Appeal Series 2012:
1,425	4.000%, 11/01/23 – AGM Insured	11/22 at 100.00	AA–	1,425,998
4,805	4.000%, 11/01/24 – AGM Insured	11/22 at 100.00	AA–	4,743,592
2,405	4.000%, 11/01/25 – AGM Insured	11/22 at 100.00	AA–	2,342,975
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy	No Opt. Call	BB+	570,665
	Charter School Project, Series 2013A, 5.150%, 8/01/23
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,052,280
1,000	5.000%, 6/15/28	No Opt. Call	BBB+	967,440
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/25 at 100.00	A+	1,003,850
	Bonds, Tender Option Bond Trust 1151, 3.123%, 9/01/25 (IF) (4)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	B	894,920
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,045	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,060,058
	University Hospital, Series 2007, 5.250%, 7/01/21
195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	213,896
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,290,260
	Series 2007-1A, 5.000%, 6/01/29
18,490	Total New Jersey			17,565,934
	New York – 4.4% (3.4% of Total Investments)
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
1,395	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,450,940
2,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,232,640
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn
	College of Aeronautics, Series 2006A:
435	5.000%, 12/01/16	No Opt. Call	BB	448,681
1,800	5.000%, 12/01/21	12/16 at 100.00	BB	1,786,086
255	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB	263,020
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
1,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	11/16 at 100.00	BBB–	1,007,940
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28
6,885	Total New York			7,189,307
	North Carolina – 1.6% (1.2% of Total Investments)
1,000	Charlotte, North Carolina, Special Facility Refunding Revenue Bonds, Charlotte/Douglas	1/14 at 100.00	N/R	950,940
	International Airport, US Airways, Inc. Project, Series 1998, 5.600%, 7/01/27 (Alternative
	Minimum Tax)
1,040	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	Baa1	1,220,908
	1993B, 6.000%, 1/01/18 – AMBAC Insured
400	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	No Opt. Call	AA–	428,352
	5.250%, 1/01/25 – AGC Insured
2,440	Total North Carolina			2,600,200
	Ohio – 3.5% (2.7% of Total Investments)
5,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B	3,626,250
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30
2,000	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A–	2,120,920
	5.750%, 12/01/28
7,000	Total Ohio			5,747,170
	Oregon – 0.6% (0.5% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,012,690
	Memorial Hospital, Series 2012, 5.000%, 8/01/22
	Pennsylvania – 4.9% (3.7% of Total Investments)
90	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc –	No Opt. Call	BBB–	91,366
	Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University
	Project, Series 2013:
465	4.000%, 5/01/20	No Opt. Call	BBB	477,406
480	4.000%, 5/01/21	No Opt. Call	BBB	483,245
500	4.000%, 5/01/22	No Opt. Call	BBB	493,845
520	4.000%, 5/01/23	No Opt. Call	BBB	505,731
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A, 5.000%,	No Opt. Call	AA–	2,404,817
	6/01/21 – AGM Insured
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan
	Hospital Project, Series 2002:
255	5.900%, 11/15/28	11/13 at 100.00	B+	228,970
1,000	6.000%, 11/15/35	11/13 at 100.00	B+	888,010
500	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	12/13 at 100.00	N/R	479,150
	Services Inc., Series 1998A, 5.250%, 6/01/28
1,000	Pittsburgh Water and Sewerage Authority, Pennsylvania, First Lien Water and Sewerage System	9/15 at 100.00	A (5)	1,091,270
	Revenue Bonds, Series 2005, 5.000%, 9/01/19 (Pre-refunded 9/01/15) – NPFG Insured
	South-central Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc.,
	Series 2013:
370	5.000%, 12/01/20	No Opt. Call	BBB–	392,910
435	5.000%, 12/01/21	No Opt. Call	BBB–	454,218
7,805	Total Pennsylvania			7,990,938
	Puerto Rico – 7.4% (5.6% of Total Investments)
2,100	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	No Opt. Call	BBB–	1,931,160
	5.000%, 7/01/19
2,095	Puerto Rico Municipal Finance Agency, Series 2005B, 5.250%, 7/01/19 – CIFG Insured	No Opt. Call	AA–	2,096,487
1,465	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	1,531,028
	2009A, 5.000%, 8/01/18
2,445	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/18 –	No Opt. Call	A	2,422,408
	NPFG Insured
1,700	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	A	1,631,524
	7/01/19 – NPFG Insured
2,570	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	AA–	2,385,757
	5.250%, 7/01/22 – AGM Insured
80	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/13 at 100.00	BBB	70,586
	Series 2002, 5.500%, 5/15/39
12,455	Total Puerto Rico			12,068,950
	Rhode Island – 3.8% (2.9% of Total Investments)
4,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	4,165,960
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
2,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/13 at 100.00	BBB–	2,001,800
	Series 2002A, 6.250%, 6/01/42
6,000	Total Rhode Island			6,167,760
	South Carolina – 0.7% (0.5% of Total Investments)
1,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2010-A2,	No Opt. Call	A–	1,132,880
	5.000%, 1/01/18
	Tennessee – 6.3% (4.7% of Total Investments)
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
1,440	5.000%, 1/01/25	No Opt. Call	A	1,515,067
2,000	5.000%, 1/01/26	No Opt. Call	A	2,079,300
2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B,	7/20 at 100.00	A	2,179,360
	5.750%, 7/01/22 (Alternative Minimum Tax)
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	401,096
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	A–	1,073,703
1,490	5.000%, 2/01/24	No Opt. Call	A–	1,517,550
1,365	5.000%, 2/01/25	No Opt. Call	A–	1,379,879
9,715	Total Tennessee			10,145,955
	Texas – 7.6% (5.8% of Total Investments)
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010,	1/20 at 100.00	Baa2	205,748
	5.750%, 1/01/25
500	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series	No Opt. Call	Baa3	494,935
	2013, 5.000%, 1/01/22
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding	No Opt. Call	AA–	698,515
	Series 2007, 4.000%, 2/15/21 – AGM Insured
125	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/13 at 100.00	A	116,525
	2001B, 5.250%, 11/15/40 – NPFG Insured
200	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/13 at 100.00	A	192,122
	5.250%, 11/15/30 – NPFG Insured
150	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/13 at 100.00	A	144,077
	2001A, 5.250%, 11/15/30 – NPFG Insured
305	Harris County-Houston Sports Authority, Texas, Senior Lien Special Revenue Bonds, Series	11/13 at 100.00	A	300,324
	1998A, 5.000%, 11/15/25 – NPFG Insured
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	578,417
	Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19
900	Lewisville, Texas, Combination Contract Revenue and Special Assessment Bonds, Lewisville	No Opt. Call	N/R	914,445
	Castle Hills Public Improvement District 3 Project, Series 2004, 6.125%, 9/01/29 – ACA Insured
100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	BBB–	105,346
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/20 (Alternative Minimum Tax)
430	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial	2/19 at 100.00	BBB–	454,484
	Health System of East Texas, Refunding Series 2009, 6.000%, 2/15/24
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	21.553%, 8/15/22 (IF) (4)	No Opt. Call	AA–	151,640
155	21.352%, 8/15/24 (IF) (4)	8/23 at 100.00	AA–	205,432
200	21.553%, 8/15/26 (IF) (4)	8/23 at 100.00	AA–	231,660
175	21.312%, 8/15/27 (IF) (4)	8/23 at 100.00	AA–	190,783
3,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	3,333,630
	Lien Series 2008D, 6.250%, 12/15/26
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	2,888,040
	2012, 5.000%, 12/15/27
230	Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds,	12/17 at 100.00	BBB–	229,312
	Uplift Education, Series 2007A, 5.750%, 12/01/27
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,	5/21 at 100.00	Baa1	398,606
	Series 2011, 6.000%, 5/01/23
460	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	A (5)	516,391
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 (Pre-refunded 8/01/16) –
	NPFG Insured
11,790	Total Texas			12,350,432
	Vermont – 0.5% (0.4% of Total Investments)
900	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B+	860,958
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative
	Minimum Tax)
	Virgin Islands – 1.3% (1.0% of Total Investments)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA–	2,089,260
	2012A, 4.000%, 10/01/22 – AGM Insured
	Virginia – 0.4% (0.3% of Total Investments)
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A,	No Opt. Call	BBB	572,038
	5.000%, 7/15/21
	Wisconsin – 0.4% (0.3% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 4287:
50	21.336%, 4/01/20 (IF) (4)	No Opt. Call	Aa3	73,323
100	22.197%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	146,460
185	21.790%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	248,988
100	22.197%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	127,845
435	Total Wisconsin			596,616
$ 217,722	Total Investments (cost $238,461,554) – 131.3%			213,284,767
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (33.9)% (6)			(55,000,000)
	Other Assets Less Liabilities – 2.6% (7)			4,102,457
	Net Assets Applicable to Common Shares – 100%			$ 162,387,224

Investments in Derivatives as of August 31, 2013

Swaps outstanding:								Unrealized
		Fund			Fixed Rate			Appreciation
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	(Depreciation)
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(7)
Barclays Bank PLC	$ 4,700,000	Receive	3-Month USD-LIBOR	2.310%	Semi-Annually	5/15/14	5/15/23	$ 308,078
Barclays Bank PLC	5,000,000	Receive	3-Month USD-LIBOR	2.735	Semi-Annually	5/05/15	5/05/25	399,455
Barclays Bank PLC	11,500,000	Receive	3-Month USD-LIBOR	3.129	Semi-Annually	5/15/14	5/15/33	983,017
JPMorgan	7,000,000	Receive	3-Month USD-SIFMA	2.940	Quarterly	7/17/14	7/17/35	395,822
	$28,200,000							$2,086,372

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$213,284,767	$ —	$213,284,767
Derivatives:
Swaps*	—	2,086,372	—	2,086,372
Total	$ —	$215,371,139	$ —	$215,371,139
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2013, the cost of investments (excluding investments in derivatives) was $238,441,469.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 106,313
Depreciation	(25,263,015)
Net unrealized appreciation (depreciation) of investments	$(25,156,702)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.8%.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(9)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.
USD-SIFMA	United States Dollar Securities Industry and Financial Markets Association Municipal Swap Index.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Quality Municipal Term Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2013